CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                October 23, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:          First Trust MLP and Energy Income Fund


Ladies and Gentlemen:

      On behalf of First Trust MLP and Energy Income Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

      Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP

                                                By:  /s/ Walter L. Draney
                                                    ---------------------------
                                                    Walter L. Draney

Enclosures

cc:  W. Scott Jardine